[Letterhead of Sutherland Asbill & Brennan LLP]

April 27, 2007

U.S. Securities and Exchange Commission

100 F Street, N.E.

Washington, DC 20549

Re:	Post-Effective Amendment No. 14 to the Form N-6

Registration Statement for EquiTrust Life

Variable Account II (File Nos. 333-62221 and 811-08981)

Commissioners:

On behalf of EquiTrust Life Insurance Company (the “Company”) and EquiTrust Life Variable Account II (the “Account”), we have attached for filing Post-Effective Amendment No. 14 (the “Amendment”) to the Account’s registration statement on Form N-6 for certain flexible premium variable life insurance policies (the “Policies”).

The Amendment is being filed pursuant to paragraph (b) of Rule 485 under the Securities Act of 1933 primarily for purposes of responding to comments received from the staff of the Securities and Exchange Commission (the “SEC staff”) on Post-Effective Amendment No. 13 to the Account’s registration statement, updating certain financial information and making routine and clarifying changes. As counsel who reviewed the Amendment, we represent that the Amendment does not contain disclosures which would render it ineligible to become effective pursuant to paragraph (b).

The following paragraphs provide the Company’s response to oral comments received from Mr. Min S. Oh of the SEC staff on April 16, 2007. For the SEC staff’s convenience, each of the staff’s comments is set forth in full below, and then the response follows. The page numbers below, for the most part, reference the prospectus used exclusively in the EquiTrust Marketing Services, LLC distribution channel. Each prospectus comment and response also applies to the prospectus used in the COUNTRY Capital Management Company distribution channel (“COUNTRY Prospectus”). As noted below, one prospectus comment and the corresponding response apply solely to the COUNTRY Prospectus.

1.	Comment: Guarantee Arrangements and Credit Support Agreements

Disclose in the prospectus any guarantee arrangements and credit support agreements the Company has entered into with third parties to support its contractual guarantees under the Policies.

Response: The Company has not entered into any such guarantee arrangements or credit support agreements with third parties.

2.	Comment: Prospectus Cover Page (COUNTRY Prospectus only)

Add the term “Company” to the parenthetical in the first sentence on the cover page of the prospectus.

Response: The Company has complied with the SEC staff comment.

3.	Comment: POLICY BENEFITS - Death Benefit Guarantee Rider and POLICY RISKS – Risk of Lapse (Prospectus, pages 3 and 5)

Confirm the use of the terms “Net Accumulated Value” and “Net Surrender Value” in the determination of whether a Policy enters the Grace Period in the “POLICY BENEFITS - Death Benefit Guarantee Rider” and “POLICY RISKS – Risk of Lapse” sections of the prospectus.

Response: In response to the SEC staff comment, the Company has modified the “POLICY BENEFITS - Death Benefit Guarantee Rider” and “POLICY RISKS – Risk of Lapse” sections of the prospectus to clarify that the Accumulated Value during the first three Policy Years where the Policyowner has not taken a loan under the Policy, and the Net Surrender Value in all other cases, would be used in determining whether a Policy enters the Grace Period.

4.	Comment: POLICY BENEFITS – Supplemental Benefits and Riders (Prospectus, page 5)

Add a narrative description of each rider available under the Policy in the “POLICY BENEFITS – Supplemental Benefits and Riders” section of the prospectus and add a cross-reference to the “Additional Insurance Benefits” section of the Statement of Additional Information (“SAI”) describing the riders.

Response: Adding a narrative description of each rider to the “POLICY BENEFITS – Supplemental Benefits and Riders” section of the prospectus would cause the “POLICY BENEFITS/RISKS SUMMARY” section of the prospectus to exceed five pages in length, and in accordance with General Instruction C.3.A. to Form N-6, require the “FEE TABLES” section of the prospectus to precede the “POLICY BENEFITS/RISKS SUMMARY.” The Company believes that disclosure format would not in any way enhance the disclosure for Policyowners or prospective Policyowners, but would instead result in unnecessary confusion. However, to ensure that the prospectus includes a more complete description of each rider, the “Additional Insurance Benefits” section has been moved from the SAI to the prospectus to immediately follow “The Declared Interest Option” section of the prospectus. A cross-reference to the “Additional Insurance Benefits” section of the prospectus has been added to the “POLICY BENEFITS – Supplemental Benefits and Riders” section of the prospectus.

5.	Comment: POLICY RISKS – Risk of Lapse (Prospectus, page 5)

A. Describe the purpose of the Target Premium in the third paragraph under the “POLICY RISKS – Risk of Lapse” section of the prospectus.

Response: Appropriate disclosure describing the purpose of the Target Premium has been added to the third paragraph under the “POLICY RISKS – Risk of Lapse” section of the prospectus in response to the SEC staff comment.

B. Confirm whether the Company’s current practice that a Policy will not enter the Grace Period during the fourth Policy Year, regardless of the Net Surrender Value, so long as the Policyowner has paid the cumulative Target Premium extends to all Policyowners.

Response: The Company confirms that the above-mentioned practice applies to all Policy owners. The Company, however, reserves the right to change that practice in the future in its sole discretion.

6.	Comment: POLICY BENEFITS/RISKS SUMMARY (Prospectus, pages 3 through 7)

Ensure that the “POLICY BENEFITS/RISKS SUMMARY” section of the prospectus does not exceed five pages in length. Otherwise, place the “FEE TABLES” section of the prospectus before the “POLICY BENEFITS/RISKS SUMMARY” section.

Response: The Company has taken steps to ensure that the “POLICY BENEFITS/RISKS SUMMARY” section of the prospectus in the Amendment does not exceed five pages in length.

7.	Comment: FEE TABLES (prospectus, pages 8 though 16)

A. Under the “Transaction Fees” and “Periodic Charges” tables, both the current and maximum charges are shown for those charges that vary based upon the characteristics of the Insured, with current charges appearing immediately above maximum charges. Rearrange these listings so that the maximum charge is immediately above the current charge.

Response: General Instruction 1(f) of Item 3 to Form N-6 provides that a Registrant “may disclose the current charge, in addition to the maximum charge, if the disclosure of the current charge is no more prominent than, and does not obscure or impede understanding of, the disclosure of the maximum charge.” The Company respectfully submits that the present format of the disclosure (i.e., with the maximum charge appearing immediately below the current charge) is consistent with the requirements of Form N-6, as it does not in any way make disclosure of the current charge more prominent than disclosure of the maximum charge, nor does it obscure or impede the understanding of, the disclosure of maximum charge.

B. Under the “Transaction Fees” and “Periodic Charges” tables, for those charges that vary based upon the characteristics of the Insured, insert the term “Representative Insured” before the description of the representative insured in the column entitled “Charge.”

Response: The Company is not aware of, and the SEC staff has not identified, any requirement in Form N-6 that mandates the use of the designation “Representative Insured” in either the “Transaction Fees” or “Periodic Charges” tables. Instead, General Instruction 3(b)(i) to Form N-6 provides an example of an appropriate sub-caption for a representative insured, which sub-caption identifies the particular characteristics of the insured, but does not use the designation “Representative Insured.” For these reasons, the Company respectfully declines to comply with the SEC staff comment.

C. Under the “Transaction Fees” table, disclose $25 as the Maximum Guaranteed Transfer Charge.

Response: The description of the Maximum Guaranteed Transfer Charge in the “Transaction Fees” table currently states “First twelve transfers in a Policy Year are free, $25 for each subsequent transfer.” The Company believes that the current description of the Maximum Guaranteed Transfer Charge represents a more complete and accurate description of the Charge and one that is more meaningful to Policyowners and prospective Policyowners. The current description is also fully consistent with the description of the transfer charge in the Policy. For these reasons, the Company respectfully declines to comply with the SEC staff comment.

D. Confirm that the Current Policy Loan Interest Spread in the “Periodic Charges” table is accurate.

Response: The Company confirms that the Current Policy Loan Interest Spread in the “Periodic Charges” table is accurate.

E. Modify footnote 16 to the Universal Waiver of Charges Rider to reflect that the charge for the Rider is based in part upon the charges for all additional benefit riders attached to the Policy.

Response: Footnote 16 has been modified in response to the SEC staff comment.

F. With respect to the minimum guaranteed charge and minimum current charge for the Universal Waiver of Charges Rider and the Universal Guaranteed Insurability Option Rider and the maximum guaranteed charge and maximum current charge for each Rider, identify the different Insureds to whom such minimum and maximum charges apply.

Response: With respect to the minimum guaranteed charge and minimum current charge for the Universal Waiver of Charges Rider and the Universal Guaranteed Insurability Option Rider, the minimum guaranteed charge and minimum current charge for each particular Rider are the same, as is the identity of the Insured subject to such minimum guaranteed charge and minimum current charge. Likewise, with respect to the maximum guaranteed charge and maximum current charge for the Universal Waiver of Charges Rider and the Universal Guaranteed Insurability Option Rider, the maximum guaranteed charge and maximum current charge for each particular Rider are the same, as is the identity of the Insured subject to such maximum guaranteed charge and maximum current charge. This information is currently set forth in the sections of the “Periodic Charges” table describing each Rider charge and in accompanying footnotes 17 through 20.

G. Confirm that the fee waiver and expense reimbursement arrangements reflected in the “Annual Investment Option Operating Expenses” table will remain in effect for at least one year from the date of the prospectus.

Response: The Company confirms that the fee waiver and expense reimbursement arrangements reflected in the “Annual Investment Option Operating Expenses” table will remain in effect for at least one year from the date of the prospectus.

H. Correct the footnote reference at the end of the “Total Annual Portfolio Operating Expenses After Contractual Fee Waiver or Reimbursement” line in the “Annual Investment Option Operating Expenses” table.

Response: The footnote reference has been corrected in the Amendment.

I. Ensure that the type size of the “Annual Investment Option Operating Expenses” table in footnote 24 is smaller than the type size of the standard text in the “FEE TABLES” section of the prospectus.

Response: The Company has complied with the SEC staff comment.

J. The first sentence in footnote 24 to the “Annual Investment Option Operating Expenses” table appears to provide that the minimum and maximum fees and expenses in the “Total Annual Portfolio Operating Expenses After Contractual Fee Waiver or Reimbursement” line to the table reflects the minimum and maximum fees and expenses for only those Investment Options that have contractual fee waiver or reimbursement arrangements in place. Please clarify the sentence to provide that the minimum and maximum fees and expenses in the “Total Annual Portfolio Operating Expenses After Contractual Fee Waiver or Reimbursement” line reflects the minimum and maximum fees and expenses for any Investment Options after taking into account contractual fee waiver or reimbursement arrangements.

Response: The Company has revised the first sentence in footnote 24 to the “Annual Investment Option Operating Expenses” table to read as follows: “The ‘Total Annual Portfolio Operating Expenses After Contractual Fee Waiver or Reimbursement’ line in the above table shows the minimum and maximum fees and expenses charged by any of the Investment Options after taking into account contractual fee waiver or expense reimbursement arrangements in place.”

K. In accordance with the Fund of Funds Investments Final Rule (Investment Company Act Release No. 27399), an additional column entitled “Acquired Fund Fees and Expenses” should be added to the “Annual Investment Option Operating Expenses” table in footnote 24 if any of the Investment Options listed in the table invest in the shares of one or more acquired funds and such investment results in indirect expenses greater than one basis point for an Investment Option.

Response: We respectfully disagree with the SEC staff comment. The Company notes that General Instruction 4(b) to Item 3 of Form N-6 does not require the “Annual Investment Option Operating Expenses” table to have a separate line item for acquired fund fees and expenses like Form N-1A does; it requires only that the “Total Annual [Portfolio Company] Operating Expenses” number for each fund of funds include the fees and expenses incurred indirectly by the fund of funds as a result of investment in shares of the acquired funds “calculated in accordance with . . . Form N-1A” (emphasis added). For this reason, the Company has declined to comply with the SEC staff comment.

8.	Comment: Premiums - Allocating Net Premiums (prospectus, page 28)

Under the “Premiums - Allocating Net Premiums” section of the prospectus, disclose that a Net Premium may be allocated only up to ten Investment Options under the Policy, including the Declared Interest Option.

Response: Appropriate disclosure has been added to the “Premiums - Allocating Net Premiums” section of the prospectus in response to the SEC staff comment.

9.	Comment: Transfers – Additional Limitations on Transfers (prospectus, pages 33 through 35)

A. Consider noting in the fifth paragraph under the “Transfers – Additional Limitations on Transfers” section of the prospectus the negative effect that limitations on operational and technological systems may have on the Company’s ability to detect harmful transfer activity.

Response: The Company believes that the negative effect limitations on operational and technological systems may have on the Company’s ability to detect harmful transfer activity is fully and most appropriately addressed in the following paragraph, the sixth paragraph under the “Transfers – Additional Limitations on Transfers” section of the prospectus. The Company also believes the SEC staff’s recommended change would disrupt the flow of disclosure in the “Transfers – Additional Limitations on Transfers” section of the prospectus without resulting in any appreciable improvement in disclosure for Policyowners and prospective Policyowners. For these reasons, the Company respectfully declines to comply with the SEC staff recommendation.

B. Consider moving the discussion regarding the effect that omnibus orders from retirement plans and insurance company separate accounts have on the ability of Investment Options to apply their frequent trading policies and procedures to the beginning of the “Transfers – Additional Limitations on Transfers” section of the prospectus.

Response: The Company believes that the change recommended by the SEC staff would disrupt the flow of disclosure in the “Transfers – Additional Limitations on Transfers” section of the prospectus without resulting in any appreciable improvement in disclosure for Policyowners and prospective Policyowners. For these reasons, the Company respectfully declines to comply with the SEC staff recommendation.

10.	Comment: CHARGES AND DEDUCTIONS (prospectus, pages 40 through 44)

A. Disclose the charges for each rider in the “CHARGES AND DEDUCTIONS” section of the prospectus.

Response: As noted in the response to Comment 4 above, the “Additional Insurance Benefits” section of the SAI, which describes each rider and any applicable rider charge, has been moved from the SAI to the prospectus to immediately follow “The Declared Interest Option” section of the prospectus. An appropriate cross-reference to the “Additional Insurance Benefits” section of the prospectus appears at the end of the “CHARGES AND DEDUCTIONS – Additional Insurance Benefits” section of the prospectus. This approach is fully consistent with Item 5(c) to Form N-6 which requires only a statement in the “CHARGES AND DEDUCTIONS” section of the prospectus that charges will be assessed for rider benefits.

B. Disclose the Policy Loan Interest Spread in the “CHARGES AND DEDUCTIONS” section of the prospectus.

Response: Appropriate disclosure has been added in response to the SEC staff comment.

11.	Comment: ADDITIONAL INFORMATION – Voting Rights (prospectus, page 52)

Disclose that proportional voting may result in a small number of policy owners determining the outcome of a vote.

Response: Appropriate disclosure has been added in response to the SEC staff comment.

12.	Comment: ADDITIONAL INFORMATION – Legal Proceedings (prospectus, page 53)

Confirm the accuracy of the information in the “ADDITIONAL INFORMATION – Legal Proceedings” section of the prospectus.

Response: The Company confirms that the information in the “ADDITIONAL INFORMATION – Legal Proceedings” section of the prospectus remains accurate.

13.	Comment: STATEMENT OF ADDITIONAL INFORMATION (prospectus, page 53)

Add the word “free” immediately before the term “personalized illustration” in the first sentence to the second paragraph under the “STATEMENT OF ADDITIONAL INFORMATION” section of the prospectus.

Response: The Company has complied with the SEC staff comment.

14.	Comment: SAI Cover Page

Disclose the toll-free number to call to obtain a copy of the prospectus.

Response: The Company has complied with the SEC staff comment.

15.	Comment: PERFORMANCE DATA – Average Annual Total Return Calculation (SAI, page 10)

Disclose whether the average annual total return calculation in the “PERFORMANCE DATA – Average Annual Total Return Calculation” section of the SAI reflects the SEC’s standardized methodology for the calculation of average annual total return.

Response: The Company notes that neither the SEC nor the SEC staff has prescribed a standardized methodology for the calculation of average annual total return for variable life insurance. For that reason, the Company does not believe it could comply with the SEC staff comment.

16.	Comment: PART C - OTHER INFORMATION (PART C, page 2)

A. Confirm that the footnotes to the Exhibit List in Part C will be updated in the Amendment.

Response: The Company confirms that the footnotes to the Exhibit List in Part C of the Amendment have been updated.

B. The SEC staff notes that an actuarial opinion is not required to be filed as an exhibit to a registration statement on Form N-6 if hypothetical illustrations have not been included in the registration statement.

Response: The Company acknowledges the SEC staff comment.

17.	Comment: Tandy Representations

The SEC staff requests that the Company provide Tandy representations with the Amendment.

Response: The Company has provided the “Tandy” representations requested by the SEC staff in a separate letter filed as correspondence with the Amendment.

*    *    *

We believe that the Amendment is complete and responds to all staff comments. If you have any questions regarding this letter or the enclosed Amendment, please contact the undersigned at (202) 383-0118. We greatly appreciate the staff’s efforts in assisting the Company with this filing.

Sincerely,

/s/ Thomas E. Bisset
Thomas E. Bisset

Attachment

cc:	Min Oh

Jennifer Morgan

Stephen Roth